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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-07733

                          Pioneer International Equity Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  March 31


Date of reporting period:  April 1, 2005 through September 30, 2005


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.

--------------------------------------------------------------------------------

                                    PIONEER
                                    -------
                                 INTERNATIONAL
                                    EQUITY
                                     FUND


                                  Semiannual
                                    Report

                                   9/30/05


                                 [LOGO] PIONEER
                                        Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                                          1
Portfolio Summary                                                              2
Prices and Distributions                                                       3
Performance Update                                                             4
Comparing Ongoing Fund Expenses                                                9
Portfolio Management Discussion                                               11
Schedule of Investments                                                       14
Financial Statements                                                          21
Notes to Financial Statements                                                 30
Trustees, Officers and Service Providers                                      39
The Pioneer Family of Mutual Funds                                            44

Pioneer International Equity Fund
--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 9/30/05
--------------------------------------------------------------------------------

Dear Shareowner,
--------------------------------------------------------------------------------
Questions about the economic outlook moved from theoretical to real when Hurricanes Katrina and Rita wreaked devastation on people and property across much of the Gulf Coast. Before the storms struck, the economy had been motoring forward, with strong profit growth and good jobs numbers being reported across a range of sectors. Despite ten straight hikes by the Federal Reserve Board, interest rates were at tolerable levels, and businesses and households were managing to live with rising energy costs. The Fed raised rates again in September, suggesting continued concern that inflationary fires are merely banked, not extinguished. The stimulative effect of massive recovery spending may have been a factor in the Fed's decision. Damage to many Gulf area facilities may also keep oil and gasoline supplies tight and restrain GDP growth for a time. By late in the third quarter, energy prices had backed off peak levels, but remained high enough to prompt worries over their impact on consumers and the economy in general.

Consumers are key to the economy's direction. The national savings rate stands near zero, leaving households with little financial slack to continue absorbing punishing prices at the pump and in their heating and utility bills; confidence understandably sagged after the storms. However, U.S. consumers are notably resilient. If conditions in the job market rebound from storm-induced disruptions, their behavior seems unlikely to change very much.

Barring surprises, the hurricanes have not undercut our favorable expectations for the rest of the year. We believe carefully selected, high-quality stocks and bonds still show potential for solid results even in a slower-growth environment. With that in mind, our global investment experts are well positioned to seek attractive opportunities around the world.

Another Fund Group Joins the Pioneer Family

Pioneer Investment Management recently completed the acquisition of AmSouth Bancorporation's mutual fund management business. This transaction, our fifth in two years, adds seven new funds to our lineup and expands assets under management by over $5 billion. Transactions such as these increase our ability to offer competitively priced products to our shareholders and other investors through the services of their financial advisors.

Please consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer investments for a prospectus containing this information. Please read the information carefully.


Respectfully,

/s/ Osbert M. Hood

Osbert M. Hood, President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer International Equity Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 9/30/05
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED BY A PIE CHART IN THE PRINTED DOCUMENT.]

International Common Stocks                                                88.0%
Temporary Cash Investment                                                   4.4%
Depositary Receipts for International Stocks                                3.5%
U.S. Common Stocks                                                          2.5%
International Preferred Stocks                                              1.6%


Geographical Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING DATA WAS REPRESENTED BY A BAR CHART IN THE PRINTED DOCUMENT.]

Japan                                                                      23.3%
United Kingdom                                                             20.2%
France                                                                     15.5%
Germany                                                                    12.6%
Switzerland                                                                 6.7%
Spain                                                                       3.3%
Italy                                                                       3.1%
South Korea                                                                 3.1%
Ireland                                                                     3.0%
Brazil                                                                      2.6%
Netherlands                                                                 2.3%
United States                                                               1.1%
People's Republic of China                                                  1.0%
Russia                                                                      1.0%
Other (individually less than 1%)                                           1.2%


10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

 1.       BP Amoco Plc                                                     3.69%
 2.       Vodafone Group Plc                                               3.64
 3.       BNP Paribas SA                                                   3.35
 4.       Eni S.p.A.                                                       3.07
 5.       Royal Bank of Scotland Group Plc                                 2.89
 6.       GlaxoSmithKline Plc                                              2.59
 7.       France Telecom SA                                                2.48
 8.       Societe Generale                                                 2.47
 9.       UBS AG                                                           2.46
10.       CS Group                                                         2.46

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different.

Pioneer International Equity Fund
--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------


        Class                  9/30/05        3/31/05
--------------------          ---------      ---------
           A                    $22.61         $20.72
           B                    $20.86         $19.20
           C                    $20.64         $18.99
     Investor Class             $22.67         $20.75
           Y                    $22.81         $20.83

Distributions Per Share - 4/1/05 - 9/30/05
--------------------------------------------------------------------------------

                                 Net
                             Investment        Short-Term         Long-Term
        Class                  Income        Capital Gains      Capital Gains
--------------------        ------------    ---------------    --------------
           A                    $   -           $   -               $   -
           B                    $   -           $   -               $   -
           C                    $   -           $   -               $   -
     Investor Class             $   -           $   -               $   -
           Y                    $   -           $   -               $   -

Pioneer International Equity Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 9/30/05                                        CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart below shows the change in value of a $10,000 investment made in Pioneer International Equity Fund at public offering price, compared to that of the Morgan Stanley Capital International (MSCI) EAFE Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of September 30, 2005)
                                              Public
                               Net Asset     Offering
Period                        Value (NAV)   Price (POP)
Life-of-Class
(10/31/96)                       5.65%         4.95%
5 Years                          0.22         -0.95
1 Year                          23.89         16.79
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED BY A MOUNTAIN CHART IN THE PRINTED
DOCUMENT.]

                                Pioneer International                   MSCI EAFE
                                Equity Fund                             Index
10/31/1996                       $9,425                                 $10,000
9/30/1997                       $11,841                                 $11,363
                                 $9,818                                 $10,444
9/30/1999                       $12,604                                 $13,715
                                $15,207                                 $14,185
9/30/2001                        $9,801                                 $10,174
                                 $8,141                                  $8,621
9/30/2003                        $9,651                                 $10,909
                                $12,413                                 $13,366
9/30/2005                       $15,378                                 $16,885

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

The Fund will charge a 2% redemption fee on proceeds from shares redeemed or exchanged within 30 days of acquiring (either by purchasing or exchanging) Fund shares. See the prospectus for complete details.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Morgan Stanley Capital International (MSCI) EAFE (Europe, Australasia, Far
East) Index is a commonly used measure of international growth stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer International Equity Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 9/30/05                                        CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart below shows the change in value of a $10,000 investment made in Pioneer International Equity Fund, compared to that of the Morgan Stanley Capital International (MSCI) EAFE Index.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of September 30, 2005)
                               If         If
Period                        Held     Redeemed
Life-of-Class
(10/31/96)                    4.67%      4.67%
5 Years                      -0.66      -0.66
1 Year                       22.85      18.85
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED BY A MOUNTAIN CHART IN THE PRINTED
DOCUMENT.]

                                  Pioneer International                   MSCI EAFE
                                  Equity Fund                             Index
10/31/1996                        $10,000                                 $10,000
9/30/1997                         $12,427                                 $11,363
                                  $10,216                                 $10,444
9/30/1999                         $12,993                                 $13,715
                                  $15,534                                 $14,185
9/30/2001                          $9,933                                 $10,174
                                   $8,175                                  $8,621
9/30/2003                          $9,594                                 $10,909
                                  $12,230                                 $13,366
9/30/2005                         $15,024                                 $16,885

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerfunds.com/bshares.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

The Fund will charge a 2% redemption fee on proceeds from shares redeemed or exchanged within 30 days of acquiring (either by purchasing or exchanging) Fund shares. See the prospectus for complete details.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Morgan Stanley Capital International (MSCI) EAFE (Europe, Australasia, Far
East) Index is a commonly used measure of international growth stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer International Equity Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 9/30/05                                        CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart below shows the change in value of a $10,000 investment made in Pioneer International Equity Fund, compared to that of the Morgan Stanley Capital International (MSCI) EAFE Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of September 30, 2005)
                                 If         If
Period                          Held     Redeemed
Life-of-Class
(10/31/96)                      4.55%      4.55%
5 Years                        -0.86      -0.86
1 Year                         23.00      23.00
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED BY A MOUNTAIN CHART IN THE PRINTED
DOCUMENT.]

                                  Pioneer International                   MSCI EAFE
                                  Equity Fund                             Index
10/31/1996                        $10,000                                 $10,000
9/30/1997                         $12,447                                 $11,363
                                  $10,216                                 $10,444
9/30/1999                         $13,000                                 $13,715
                                  $15,520                                 $14,185
9/30/2001                          $9,905                                 $10,174
                                   $8,111                                  $8,621
9/30/2003                          $9,508                                 $10,909
                                  $12,087                                 $13,366
9/30/2005                         $14,687                                 $16,885

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

The Fund will charge a 2% redemption fee on proceeds from shares redeemed or exchanged within 30 days of acquiring (either by purchasing or exchanging) Fund shares. See the prospectus for complete details.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Morgan Stanley Capital International (MSCI) EAFE (Europe, Australasia, Far
East) Index is a commonly used measure of international growth stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer International Equity Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 9/30/05                                        CLASS Y SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart below shows the change in value of a $10,000 investment made in Pioneer International Equity Fund, compared to that of the Morgan Stanley Capital International (MSCI) EAFE Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of September 30, 2005)
                                 If         If
Period                          Held     Redeemed
Life-of-Class
(8/10/04)                       5.75%      5.75%
5 Years                         0.40       0.40
1 Year                         24.85      24.85
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED BY A MOUNTAIN CHART IN THE PRINTED
DOCUMENT.]

                                  Pioneer International                   MSCI EAFE
                                  Equity Fund                             Index
10/31/1996                        $10,000                                 $10,000
9/30/1997                         $12,567                                 $11,363
                                  $10,420                                 $10,444
10/31/1999                        $13,377                                 $13,715
                                  $16,140                                 $14,185
9/30/2001                         $10,403                                 $10,174
                                   $8,641                                  $8,621
9/30/2003                         $10,243                                 $10,909
                                  $13,188                                 $13,366
9/30/2005                         $16,466                                 $16,885

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of Y shares reflects the NAV performance of the Fund's A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to A shares. Since fees for A shares are generally higher than those of Y shares, the performance shown for Y shares prior to their inception would have been higher. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

The Fund will charge a 2% redemption fee on proceeds from shares redeemed or exchanged within 30 days of acquiring (either by purchasing or exchanging) Fund shares. See the prospectus for complete details.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Morgan Stanley Capital International (MSCI) EAFE (Europe, Australasia, Far
East) Index is a commonly used measure of international growth stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer International Equity Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 9/30/05                                 INVESTOR CLASS SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of September 30, 2005)
                                If        If
Period                         Held    Redeemed
Life-of-Class
(12/11/04)                    15.08%    15.08%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED BY A MOUNTAIN CHART IN THE PRINTED
DOCUMENT.]

                                  Pioneer International                   MSCI EAFE
                                  Equity Fund                             Index
12/31/2004                        $10,000                                 $10,000
9/30/2005                         $10,915                                 $10,950


Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Certain Pioneer funds (the "Funds") issued Investor Class shares in connection with the reorganization of Safeco mutual funds. The Funds are not offering additional Investor Class shares except in connection with the reinvestment of dividends on the Funds' outstanding Investor Class shares. All Investor Class shares of the Funds, whenever issued, convert to Class A shares of their respective Funds on December 10, 2006. Investor Class shares are not subject to sales charges.

The Fund will charge a 2% redemption fee on proceeds from shares redeemed or exchanged within 30 days of acquiring (either by purchasing or exchanging) Fund shares. See the prospectus for complete details.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table does not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer International Equity Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:
(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments and redemption fees.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.


Using the Tables

Actual Expenses
The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [DIVIDED BY] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer International Equity Fund

Based on actual returns from April 1, 2005 through September 30, 2005

                                                                          Investor
Share Class                      A              B              C            Class            Y
-----------------------------------------------------------------------------------------------------
Beginning Account Value      $1,000.00      $1,000.00      $1,000.00      $1,000.00      $1,000.00
On 4/1/05 (12/11/04
for Investor Class)

Ending Account Value         $1,091.20      $1,086.40      $1,086.90      $1,092.50      $1,095.10
(after expenses)
On 9/30/05

Expenses Paid During         $    8.49      $   13.18      $   12.87      $    7.40      $   11.58
Period*

* Expenses are equal to the Fund's annualized expense ratio of 1.62%, 2.52%, 2.46%, 0.97% and 1.41% for Class A, Class B, Class C, Class Y and Investor Class shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period), 111/365 for Investor Class.

Pioneer International Equity Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES                                      (continued)
--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer International Equity Fund

Based on a hypothetical 5% return before expenses, reflecting the period from April 1, 2005 through September 30, 2005

                                                                            Investor
Share Class                        A              B              C            Class            Y
-----------------------------------------------------------------------------------------------------
Beginning Account Value      $1,000.00      $1,000.00      $1,000.00      $1,000.00      $1,000.00
On 4/1/05 (12/11/04
for Investor Class)

Ending Account Value         $1,016.95      $1,012.43      $1,012.73      $1,018.00      $1,045.93
(after expenses)
On 9/30/05

Expenses Paid During         $    8.19      $   12.71      $   12.41      $    7.13      $   11.31
Period*

* Expenses are equal to the Fund's annualized expense ratio of 1.62%, 2.52%, 2.46%, 0.97% and 1.41% for Class A, Class B, Class C, Class Y and Investor Class shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period), 111/365 for Investor Class.

Pioneer International Equity Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 9/30/05
--------------------------------------------------------------------------------

The first half of Pioneer International Equity Fund's fiscal year, which ended September 30, 2005, produced solid returns on an absolute basis - even as higher interest rates and oil prices raised inflationary concerns. Investments in emerging markets and Japan were particularly strong contributors to performance, as lead portfolio manager Christopher Smart discusses in the following interview.

Q: How did the Fund perform during the six months that ended September 30, 2005?

A: For the six months ending September 30, the Fund's Class A shares posted a return of 9.12%, at net asset value. In comparison, the Morgan Stanley Capital International (MSCI) EAFE Index generated a 9.26% return for the same period. The Fund lagged the average return of 10.33% for the 300 International Multi-Cap Core funds in its Lipper category due to the disappointing performance of a few European holdings.

     Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q: What investments contributed to the Fund's performance during the six-month period under review?

A: Investments in the emerging markets made a strong contribution to the Fund's performance. With interest rates fairly low, and escalating consumer demand driving growth, the Fund's holdings in Brazil, South Korea and Mexico were particularly rewarding.

     In Brazil, interest rates are still high at 19%, but they are beginning to decline since inflation remains extremely low by comparison - in the 6% range. With the economic environment improving, the fixed-line telephone operator Brasil Telecom performed extremely well. The oil producer Petrobras also ranked among the Fund's best performers for the period. Petrobras benefits from one of the lowest lifting costs of the world's leading oil companies, which have delivered extraordinary profits given current high prices. Perhaps its biggest strategic advantage, however, is the

Pioneer International Equity Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 9/30/05                              (continued)
--------------------------------------------------------------------------------

     vast petroleum reserves it develops in the deep waters off the coast of Brazil, which have permitted rapid production growth.

     South Korea is also experiencing a strong domestic recovery. After several years of losses from its credit card business, Kookmin Bank is back on sound footing, demonstrating steady loan growth from its consumer and small business clientele. In Mexico, our holding in the television broadcaster Televisa rose as a result of strong advertising revenues and a strong balance sheet, which has allowed the company to initiate a share-buy-back program.

     In Japan, effective stock selection and a strong stock market have contributed to favorable returns for the Fund. After years of deflation, property prices are beginning to rise in major cities around the country. This improving picture is raising consumer confidence and giving companies an incentive to build new factories and other infrastructure projects. In addition, the recent reelection of Prime Minister Koizumi brought more of his reformist allies into the legislature, which should help expedite his privatization efforts. Two of the Fund's investments - United Financial Group and a new holding, commercial and residential builder Shimizu - made strong gains.

Q: Europe still represents the majority of the Fund's holdings. How are these investments faring?

A: The Fund's investments in Europe produced mixed results. Growth remains modest across Europe, but business confidence is strong, and stock valuations are attractive. Repsol (Spain) is an undervalued oil producer that is profiting from higher oil prices. It struggled in recent years as a result of large investment in Argentina and Bolivia, where political turmoil has undermined their profitability. The company has begun to diversify its asset base outside of Latin America - a decision we think bodes well for its future. The pharmaceutical company Astrazeneca (United Kingdom) may not have many blockbuster drugs in its pipeline, but it is able to generate a lot of cash from its existing portfolio of drugs. We think the stock is undervalued relative to many of its competitors, and the recent rally in its stock may be in some measure a reflection of this.

     There were a few detractors from performance, mainly from slower economic growth in the United Kingdom. Like many U.K. banks, Royal Bank of Scotland lagged as a result of the rise in interest rates and fears of an overpriced housing market. The drug retailer Boots (United Kingdom) fell as a result of its inability to compete

Pioneer International Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     with larger pharmacy retailers entering the British market. Lastly, TNT Post Group (Netherlands) was hit by an unforeseen tax claim from the U.K. government, which hurt the stock. We think that revenue growth from its postal and express delivery as well as its logistics services is more than enough to compensate for this one-time tax claim. We remain optimistic about its future growth opportunities.

Q:   What is your outlook for the balance of the fiscal year?

A: We remain positive in our outlook for international equity markets. The U.S. dollar strengthened over the summer months, but we still think there is some risk of its weakening in 2006. We are watching for inflationary signs that could cause interest rates to rise quickly, but so far that doesn't seem to be the case. The euro zone's core rate of inflation remains benign, and the Japanese economy continues to face modest reflation. Rising oil prices are a concern, but we think that declining costs of exports and technology coming from Asia can offset those pressures to a large extent. Given our expectations for a moderate pace of global growth into 2006, we'll continue to focus on high-quality markets and stocks that we believe offer attractive valuations and good prospects for appreciation.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer International Equity Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/05 (unaudited)
--------------------------------------------------------------------------------

Shares                                                                     Value
             PREFERRED STOCK - 1.7%
             Automobiles & Components - 1.7%
             Automobile Manufacturers - 1.7%
  1,883      Porsche AG                                              $ 1,445,411
                                                                     -----------
             TOTAL PREFERRED STOCK
             (Cost $1,045,623)                                       $ 1,445,411
                                                                     -----------
             COMMON STOCKS - 94.0%
             Energy - 10.0%
             Integrated Oil & Gas - 9.6%
260,100      BP Amoco Plc                                            $ 3,072,296
 86,396      Eni S.p.A.                                                2,558,992
 12,700      Petrobras Brasileiro (A.D.R.)                               809,625
 59,500      Repsol SA                                                 1,922,330
                                                                     -----------
                                                                     $ 8,363,243
                                                                     -----------
             Oil & Gas Refining & Marketing - 0.4%
 33,000      Nippon Mitsubishi                                       $   290,110
                                                                     -----------
             Total Energy                                            $ 8,653,353
                                                                     -----------
             Materials - 11.9%
             Construction Materials - 5.4%
 12,761      CRH Plc                                                 $   346,042
 39,730      CRH Plc                                                   1,076,928
 19,113      Lafarge Br                                                1,683,624
170,100      Shimizu Corp.                                             1,122,026
 49,200      Ultra Tech Cement, Ltd.*                                    521,928
                                                                     -----------
                                                                     $ 4,750,548
                                                                     -----------
             Diversified Chemical - 1.9%
 22,500      BASF AG                                                 $ 1,690,497
                                                                     -----------
             Diversified Metals & Mining - 3.0%
 99,700      Dowa Mining Co., Ltd.                                   $   835,962
 18,600      Freeport-McMoRan Copper & Gold, Inc.
             (Class B) (b)                                               903,774
 20,600      Rio Tinto Plc                                               843,959
                                                                     -----------
                                                                     $ 2,583,695
                                                                     -----------
             Industrial Gases - 1.0%
135,500      Taiyo Nippon Sanso Corp.                                $   851,154
                                                                     -----------

14   The accompanying notes are an integral part of these financial statements.

Pioneer International Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                                  Value
              Steel - 0.6%
  51,000      Hitachi Metals, Ltd.*                                  $   494,103
                                                                     -----------
              Total Materials                                        $10,369,997
                                                                     -----------
              Capital Goods - 9.6%
              Building Products - 2.8%
  27,908      Compagnie de Saint Gobain                              $ 1,606,024
  37,000      Daewoo Heavy Industries & Machinery, Ltd.                  836,422
                                                                     -----------
                                                                     $ 2,442,446
                                                                     -----------
              Construction & Engineering - 1.0%
  29,661      ACS, Actividades de Construccion y Servicios, SA       $   864,542
                                                                     -----------
              Electrical Component & Equipment - 1.4%
  16,900      Elpida Memory, Inc.*                                   $   498,600
 112,000      Mitsubishi Electric Corp.                                  720,768
                                                                     -----------
                                                                     $ 1,219,368
                                                                     -----------
              Industrial Conglomerates - 2.3%
  26,200      Siemens                                                $ 2,018,041
                                                                     -----------
              Industrial Machinery - 1.0%
  33,500      Koyo Seiko Co., Ltd.                                   $   508,400
  45,000      Nabtesco Corp.                                             394,819
                                                                     -----------
                                                                     $   903,219
                                                                     -----------
              Trading Companies & Distributors - 1.1%
  75,000      Mitsui & Co., Ltd.                                     $   943,525
                                                                     -----------
              Total Capital Goods                                    $ 8,391,141
                                                                     -----------
              Transportation - 3.4%
              Air Freight & Couriers - 2.2%
  75,868      TNT NV                                                 $ 1,884,473
                                                                     -----------
              Trucking - 1.2%
      90      Central Japan Railway Co.                              $   700,099
  23,000      Yamato Transport Co., Ltd.                                 379,784
                                                                     -----------
                                                                     $ 1,079,883
                                                                     -----------
              Total Transportation                                   $ 2,964,356
                                                                     -----------

  The accompanying notes are an integral part of these financial statements.  15

Pioneer International Equity Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/05  (unaudited)                         (continued)
--------------------------------------------------------------------------------


   Shares                                                                  Value
              Automobiles & Components - 7.8%
              Auto Parts & Equipment - 1.9%
  22,300      Compagnie Generale des Etablissements Michelin         $ 1,311,166
  65,000      Tsubakimoto Chain Co.                                      368,192
                                                                     -----------
                                                                     $ 1,679,358
                                                                     -----------
              Automobile Manufacturers - 4.3%
  16,375      Bayerische Motoren Werke AG                            $   768,949
   5,500      Hyundai Motor Co., Ltd.                                    429,564
  20,800      PSA Peugeot Citroen (b)                                  1,413,833
  23,800      Toyota Motor Co.                                         1,097,376
                                                                     -----------
                                                                     $ 3,709,722
                                                                     -----------
              Tires & Rubber - 1.6%
  17,000      Continental AG                                         $ 1,396,225
                                                                     -----------
              Total Automobiles & Components                         $ 6,785,305
                                                                     -----------
              Consumer Durables & Apparel - 1.9%
              Apparel, Accessories & Luxury Goods - 1.5%
   7,800      Adidas-Salomon AG                                      $ 1,355,765
                                                                     -----------
              Housewares & Specialties - 0.4%
  41,000      Toto, Ltd.*                                            $   326,145
                                                                     -----------
              Total Consumer Durables & Apparel                      $ 1,681,910
                                                                     -----------
              Consumer Services - 1.1%
              Casinos & Gaming - 1.1%
  12,700      Sega Sammy Holdings, Inc.                              $   504,707
  12,700      Sega Sammy Holdings, Inc.*                                 491,858
                                                                     -----------
                                                                     $   996,565
                                                                     -----------
              Total Consumer Services                                $   996,565
                                                                     -----------
              Retailing - 2.1%
              Computer & Electronics Retail - 0.8%
 275,800      DSG International Plc*                                 $   732,249
                                                                     -----------
              Department Stores - 1.3%
   1,000      Shinsegae Co., Ltd.                                    $   372,063
  58,000      Takashimaya Co., Ltd.                                      739,176
                                                                     -----------
                                                                     $ 1,111,239
                                                                     -----------
              Total Retailing                                        $ 1,843,488
                                                                     -----------

16   The accompanying notes are an integral part of these financial statements.

Pioneer International Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Shares                                                                   Value
              Food & Drug Retailing - 1.8%
              Drug Retail - 1.1%
  86,100      Boots Co., Plc                                         $   921,996
                                                                     -----------
              Food Distributors - 0.7%
  36,000      Toyo Suisan Kaisha, Ltd.                               $   615,962
                                                                     -----------
              Total Food & Drug Retailing                            $ 1,537,958
                                                                     -----------
              Food, Beverage & Tobacco - 0.7%
              Brewers - 0.7%
  50,900      Asahi Breweries, Ltd.*                                 $   645,912
                                                                     -----------
              Total Food, Beverage & Tobacco                         $   645,912
                                                                     -----------
              Health Care Equipment & Services - 0.6%
              Health Care Supplies - 0.6%
  30,200      Mediceo Holdings Co., Ltd.*                            $   483,079
                                                                     -----------
              Total Health Care Equipment & Services                 $   483,079
                                                                     -----------
              Pharmaceuticals & Biotechnology - 7.2%
              Pharmaceuticals - 7.2%
  20,100      Astellas Pharma, Inc.                                  $   755,786
  40,500      AstraZeneca Plc                                          1,892,353
  84,659      GlaxoSmithKline Plc                                      2,154,206
  10,400      Roche Holdings AG                                        1,444,879
                                                                     -----------
                                                                     $ 6,247,224
                                                                     -----------
              Total Pharmaceuticals & Biotechnology                  $ 6,247,224
                                                                     -----------
              Banks - 12.6%
              Diversified Banks - 12.6%
  51,200      Allied Irish Banks Plc                                 $ 1,089,228
 168,345      Barclays Plc                                             1,705,053
  36,700      BNP Paribas SA                                           2,790,047
  12,800      Hana Bank                                                  472,665
   7,500      Kookmin Bank (A.D.R.)                                      444,375
  84,500      Royal Bank of Scotland Group Plc                         2,406,039
  74,880      Turkiye Is Bankasi (Isbank)                                520,180
     160      UFJ Holdings, Inc.*                                      1,071,737

  The accompanying notes are an integral part of these financial statements.  17

Pioneer International Equity Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/05  (unaudited)                         (continued)
--------------------------------------------------------------------------------

 Shares                                                                    Value
             Diversified Banks - (continued)
  8,300      Uniao de Bancos Brasileiros SA (Unibanco)
             (G.D.R.) (144A)                                         $   436,580
                                                                     -----------
                                                                     $10,935,904
                                                                     -----------
             Total Banks                                             $10,935,904
                                                                     -----------
             Diversified Financials - 11.8%
             Diversified Capital Markets - 4.7%
 46,200      CS Group                                                $ 2,045,961
 24,076      UBS AG                                                    2,046,765
                                                                     -----------
                                                                     $ 4,092,726
                                                                     -----------
             Investment Banking & Brokerage - 0.5%
 34,500      Nikko Cordinal Corp.                                    $   402,923
                                                                     -----------
             Diversified Financial Services - 6.6%
 19,000      Deutsche Bank AG                                        $ 1,777,132
  8,600      Nomura Research Institute, Ltd.                             999,728
 18,038      Societe Generale                                          2,059,984
111,600      Sumitomo Trust Bank                                         922,949
                                                                     -----------
                                                                     $ 5,759,793
                                                                     -----------
             Total Diversified Financials                            $10,255,442
                                                                     -----------
             Insurance - 1.6%
             Life & Health Insurance - 1.0%
 27,900      China Life Insurance Co. (A.D.R.) (b)                   $   860,994
                                                                     -----------
             Property & Casualty Insurance - 0.6%
 49,600      Mitsui Sumitomo Insurance Co.                           $   572,381
                                                                     -----------
             Total Insurance                                         $ 1,433,375
                                                                     -----------
             Real Estate - 0.8%
             Real Estate Management & Development - 0.8%
 45,400      Mitsui Fudosan Co.                                      $   687,842
                                                                     -----------
             Total Real Estate                                       $   687,842
                                                                     -----------
             Software & Services - 0.5%
             Data Processing & Outsourced Services - 0.5%
  9,200      Trans Cosmos, Inc.                                      $   431,462
                                                                     -----------
             Total Software & Services                               $   431,462
                                                                     -----------

18  The accompanying notes are an integral part of these financial statements.

Pioneer International Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                                  Value
               Semiconductors - 0.7%
               Semiconductor Equipment - 0.7%
   10,900      Tokyo Electron, Ltd.                                  $   581,328
                                                                     -----------
               Total Semiconductors                                  $   581,328
                                                                     -----------
               Telecommunication Services - 7.9%
               Integrated Telecommunication Services - 3.5%
   22,200      Brasil Telecom Participacoes SA (b)                   $   944,166
   71,934      France Telecom SA                                       2,067,013
                                                                     -----------
                                                                     $ 3,011,179
                                                                     -----------
               Wireless Telecommunication Services - 4.4%
   20,800      Mobile Telesystems (A.D.R.)                           $   846,145
1,165,814      Vodafone Group Plc                                      3,033,268
                                                                     -----------
                                                                     $ 3,879,413
                                                                     -----------
               Total Telecommunication Services                      $ 6,890,592
                                                                     -----------
               TOTAL COMMON STOCKS
               (Cost $69,905,645)                                    $81,816,233
                                                                     -----------
               TEMPORARY CASH INVESTMENT - 4.4%
               Security Lending Collateral - 4.4%
3,870,716      Securities Lending Investment Fund, 3.76%             $ 3,870,716
                                                                     -----------
               TOTAL TEMPORARY CASH INVESTMENT
               (Cost $3,870,716)                                     $ 3,870,716
                                                                     -----------
               TOTAL INVESTMENTS IN SECURITIES - 100.1%
               (Cost $74,821,542) (c)                                $87,132,360
                                                                     -----------
               OTHER ASSETS AND LIABILITIES - (0.1)%                 $   (46,227)
                                                                     -----------
               TOTAL NET ASSETS - 100.0%                             $87,086,133
                                                                     ===========

  The accompanying notes are an integral part of these financial statements.  19

Pioneer International Equity Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/05  (unaudited)                         (continued)
--------------------------------------------------------------------------------

(A.D.R.) American Depositary Receipt

(G.D.R.) Global Depositary Receipt

*        Non-Income producing security

(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At September 30, 2005 the value of these securities amounted to $436,580 or 0.5% of total net assets.

(a) At September 30, 2005, the net unrealized gain on investments for federal income tax purposes of $74,821,542 were as follows

             Aggregate gross unrealized gain for all investments in which there is
             an excess of value over tax cost                                          $13,261,558
             Aggregate gross unrealized loss for all investments in which there is
             an excess of tax cost over value                                             (950,740)
                                                                                       -----------
             Net unrealized gain                                                       $12,310,818
                                                                                       ===========

(b)      At September 31, 2005, the following securities were out on loan:



         Shares        Security                                         Market Value
         18,962        Brasil Telecom Participacoes SA                    $  806,454
         25,625        China Life Insurance Co. (A.D.R.)                     790,788
         17,960        Freeport-McMoRan Copper & Gold, Inc. (Class B)        872,676
         19,000        PSA Peugeot Citroen                                 1,291,482
                                                                          ----------
                       Total                                              $3,761,400
                                                                          ==========

(c) Distributions of investments by country of issue (excluding temporary cash investments), as a percentage of total investment in equity securities, is as follows:

         Japan                                                                  23.3%
         United Kingdom                                                         20.2
         France                                                                 15.5
         Germany                                                                12.6
         Switzerland                                                             6.7
         Spain                                                                   3.3
         Italy                                                                   3.1
         South Korea                                                             3.1
         Ireland                                                                 3.0
         Brazil                                                                  2.6
         Netherlands                                                             2.3
         United States                                                           1.1
         People's Republic of China                                              1.0
         Russia                                                                  1.0
         Other (individually less than 1%)                                       1.2
                                                                                ----
                                                                               100.0%
                                                                               =====

Purchases and sales of securities (excluding temporary cash investments) for the six months ended September 31, 2005 aggregated $41,273,396 and $34,843,229, respectively.


20  The accompanying notes are an integral part of these financial statements.

Pioneer International Equity Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 9/30/05 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities, at value (including securities loaned of
    $3,761,400) (cost $74,821,542)                                        87,132,360
  Cash                                                                     2,374,694
  Foreign currencies, at value (cost $8,676)                                   8,665
  Receivables -
   Investment securities sold                                                959,876
   Fund shares sold                                                        2,742,132
   Dividends, interest and foreign taxes withheld                            214,343
   Due from Pioneer Investment Management, Inc.                                6,943
  Other                                                                          261
                                                                          ----------
     Total assets                                                        $93,439,274
                                                                         -----------
LIABILITIES:
  Payables -
   Investment securities purchased                                       $ 2,291,130
   Fund shares repurchased                                                   107,939
   Forward foreign currency settlement contracts, net                          2,996
   Upon return of securities loaned                                        3,870,716
  Due to affiliates                                                           24,091
  Accrued expenses                                                            44,018
  Reserve for repatriation taxes                                              12,251
                                                                         -----------
     Total liabilities                                                   $ 6,353,141
                                                                         -----------
NET ASSETS:
  Paid-in capital                                                        $70,462,224
  Undistributed net investment income                                        564,040
  Accumulated net realized gain on investments and foreign
    currency transactions                                                  3,763,937
  Net unrealized gain on investments                                      12,310,818
  Net unrealized loss on forward foreign currency contracts and
    other assets and liabilities denominated in foreign currencies           (14,886)
                                                                         -----------
     Total net assets                                                    $87,086,133
                                                                         ===========
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $30,251,601/1,337,744 shares)                        $     22.61
                                                                         ===========
  Class B (based on $11,812,768/566,202 shares)                          $     20.86
                                                                         ===========
  Class C (based on $6,818,713/330,406 shares)                           $     20.64
                                                                         ===========
  Investor Class (based on $7,342,359/323,819 shares)                    $     22.67
                                                                         ===========
  Class Y (based on $30,860,692/1,353,186 shares)                        $     22.81
                                                                         ===========
MAXIMUM OFFERING PRICE:
  Class A ($22.61 [divided by] 94.25%)                                   $     23.99
                                                                         ===========


  The accompanying notes are an integral part of these financial statements.  21

Pioneer International Equity Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 9/30/05

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $173,397)        $1,094,246
  Interest                                                         15,121
  Income from securities loaned, net                               57,428
                                                               ----------
     Total investment income                                                    $1,166,795
                                                                                ----------
EXPENSES:
  Management fees                                              $  364,466
  Transfer agent fees and expenses
   Class A                                                         80,436
   Class B                                                         39,122
   Class C                                                         16,699
   Investor Class                                                  20,398
   Class Y                                                            209
  Distribution fees
   Class A                                                         34,234
   Class B                                                         57,607
   Class C                                                         32,549
  Administrative reimbursements                                     9,094
  Custodian fees                                                   25,258
  Registration fees                                                34,517
  Professional fees                                                36,371
  Printing expense                                                 19,827
  Fees and expenses of nonaffiliated trustees                       4,002
  Miscellaneous                                                    11,608
                                                               ----------
     Total expenses                                                             $  786,397
                                                                                ----------
     Less management fees waived and expenses
       reimbursed by Pioneer Investment Management, Inc.                        $ (187,870)
     Less fees paid indirectly                                                      (3,672)
                                                                                ----------
     Net expenses                                                               $  594,854
                                                                                ----------
       Net investment income                                                    $  571,941
                                                                                ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCY CONTRACTS:
  Net realized gain (loss) on:
   Investments                                                 $3,055,523
   Forward foreign currency contracts and other assets and
     liabilities denominated in foreign currencies                (24,900)      $3,030,623
                                                               ----------       ----------
  Change in net unrealized gain (loss) on:
   Investments (net of decrease in reserve for repatriation
     taxes of $12,251)                                         $3,167,804
   Forward foreign currency contracts and other assets and
     liabilities denominated in foreign currencies                   (623)      $3,167,181
                                                               ----------       ----------
       Net gain on investments and foreign currency
        contracts                                                               $6,197,804
                                                                                ----------
       Net increase in net assets resulting from operations                     $6,769,745
                                                                                ==========


22   The accompanying notes are an integral part of these financial statements.

Pioneer International Equity Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 9/30/05 and the Year Ended 3/31/05

                                                             Six Months
                                                           Ended 9/30/05     Year Ended
                                                            (unaudited)       3/31/05
FROM OPERATIONS:
Net investment income                                      $     571,941   $     142,851
Net realized gain on investments and foreign currency
  contracts                                                    3,030,623       8,265,842
Change in net unrealized gain (loss) on investments
  and foreign currency transactions                            3,167,181        (810,283)
                                                           -------------   -------------
    Net increase in net assets resulting from
     operations                                            $   6,769,745   $   7,598,410
                                                           -------------   -------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                           $  24,790,245   $  36,528,446
Shares issued in reorganization                                        -      19,043,436
Cost of shares repurchased                                   (15,219,304)    (22,996,727)
                                                           -------------   -------------
    Net increase in net assets resulting from
     Fund share transactions                               $   9,570,941   $  32,575,155
                                                           -------------   -------------
    Net increase in net assets                             $  16,340,686   $  40,173,565
NET ASSETS:
Beginning of period                                           70,745,447      30,571,882
                                                           -------------   -------------
End of period (including undistributed net investment
  income (loss) of $564,040 and ($7,901), respectively)    $  87,086,133   $  70,745,447
                                                           =============   =============

  The accompanying notes are an integral part of these financial statements.  23

Pioneer International Equity Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                  (continued)
--------------------------------------------------------------------------------


                               9/05 Shares    9/05 Amount
                               (unaudited)    (unaudited)    3/05 Shares    3/05 Amount
CLASS A
Shares sold                       237,866     $ 4,977,384      614,106      $11,776,624
Less shares repurchased          (246,720)     (5,116,710)    (312,701)      (5,875,722)
                                 --------     -----------     --------      -----------
    Net increase (decrease)        (8,854)    $  (139,326)     301,405      $ 5,900,902
                                 ========     ===========     ========      ===========
CLASS B
Shares sold                        97,144     $ 1,883,323      371,893      $ 6,572,646
Less shares repurchased          (188,681)     (3,612,886)    (236,657)      (4,145,203)
                                 --------     -----------     --------      -----------
    Net increase (decrease)       (91,537)    $(1,729,563)     135,236      $ 2,427,443
                                 ========     ===========     ========      ===========
CLASS C
Shares sold                        75,586     $ 1,451,625      334,117      $ 5,735,544
Less shares repurchased          (109,826)     (2,086,459)    (194,850)      (3,316,913)
                                 --------     -----------     --------      -----------
    Net increase (decrease)       (34,240)    $  (634,834)     139,267      $ 2,418,631
                                 ========     ===========     ========      ===========
INVESTOR CLASS
Shares issued in
  reorganization                        -     $         -      966,672      $19,043,436
Less shares repurchased          (189,578)     (3,954,213)    (453,275)      (9,417,970)
                                 --------     -----------     --------      -----------
    Net increase (decrease)      (189,578)    $(3,954,213)     513,397      $ 9,625,466
                                 ========     ===========     ========      ===========
CLASS Y
Shares sold                       768,699     $16,477,913      618,960      $12,443,632
Less shares repurchased           (21,592)       (449,036)     (12,881)        (240,919)
                                 --------     -----------     --------      -----------
    Net increase                  747,107     $16,028,877      606,079      $12,202,713
                                 ========     ===========     ========      ===========


24   The accompanying notes are an integral part of these financial statements.

Pioneer International Equity Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                          Six Months
                                                         Ended 9/30/05  Year Ended  Year Ended  Year Ended  Year Ended  Year Ended
CLASS A                                                   (unaudited)     3/31/05     3/31/04     3/31/03     3/31/02    3/31/01
Net asset value, beginning of period                        $ 20.72       $ 17.55     $ 11.64    $   15.94    $ 16.81    $  27.50
                                                            -------       -------     -------    ---------    -------    --------
Increase (decrease) from investment operations:
 Net investment income (loss)                               $  0.17       $  0.09     $  0.10    $    0.05    $ (0.06)   $  (0.16)
 Net realized and unrealized gain (loss) on investments
  and foreign currency transactions                            1.72          3.08        5.81        (4.35)     (0.78)      (9.25)
                                                            -------       -------     -------    ---------    -------    --------
   Net increase (decrease) from investment operations       $  1.89       $  3.17     $  5.91    $   (4.30)   $ (0.84)   $  (9.41)
Distributions to shareowners:
 Net realized gain                                                -             -           -            -      (0.03)      (1.28)
                                                            -------       -------     -------    ---------    -------    --------
Net increase (decrease) in net asset value                  $  1.89       $  3.17     $  5.91    $   (4.30)   $ (0.87)   $ (10.69)
                                                            -------       -------     -------    ---------    -------    --------
Net asset value, end of period                              $ 22.61       $ 20.72     $ 17.55    $   11.64    $ 15.94    $  16.81
                                                            =======       =======     =======    =========    =======    ========
Total return*                                                  9.12%        18.06%      50.77%      (26.98)%    (4.98)%    (34.95)%
Ratio of net expenses to average net assets+                   1.62%**       1.65%       1.75%        1.76%      1.75%       1.77%
Ratio of net investment income (loss) to average net
  assets+                                                      1.63%**       0.52%       0.67%        0.30%     (0.35)%     (0.75)%
Portfolio turnover rate                                          97%**        124%        169%          45%        77%         50%
Net assets, end of period (in thousands)                    $30,252       $27,906     $18,345    $  11,578    $16,455    $ 20,689
Ratios with no waiver of management fees and assumption
 of expenses by PIM and no reduction for fees paid
 indirectly:
 Net expenses                                                  2.20%**       2.57%       2.80%        2.94%      2.68%       2.12%
 Net investment income (loss)                                  1.05%**      (0.40)%     (0.38)%      (0.88)%    (1.28)%     (1.10)%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                  1.60%**       1.65%       1.75%        1.75%      1.75%       1.75%
 Net investment income (loss)                                  1.65%**       0.52%       0.67%        0.31%     (0.35)%     (0.73)%


* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**     Annualized
+      Ratios with no reduction for fees paid indirectly.


  The accompanying notes are an integral part of these financial statements.  25

Pioneer International Equity Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                          Six Months
                                                         Ended 9/30/05  Year Ended  Year Ended  Year Ended  Year Ended  Year Ended
CLASS B                                                   (unaudited)     3/31/05     3/31/04     3/31/03     3/31/02    3/31/01
Net asset value, beginning of period                        $ 19.20       $ 16.41     $ 10.99    $  15.19     $ 16.16    $  26.71
                                                            -------       -------     -------    --------     -------    --------
Increase (decrease) from investment operations:
 Net investment income (loss)                               $  0.08       $ (0.06)    $ (0.03)   $  (0.09)    $ (0.21)   $  (0.42)
 Net realized and unrealized gain (loss) on investments
  and foreign currency transactions                            1.58          2.85        5.45       (4.11)      (0.73)      (8.85)
                                                            -------       -------     -------    --------     -------    --------
   Net increase (decrease) from investment operations       $  1.66       $  2.79     $  5.42    $  (4.20)    $ (0.94)   $  (9.27)
Distributions to shareowners:
 Net realized gain                                                -             -           -           -       (0.03)      (1.28)
                                                            -------       -------     -------    --------     -------    --------
Net increase (decrease) in net asset value                  $  1.66       $  2.79     $  5.42    $  (4.20)    $ (0.97)   $ (10.55)
                                                            -------       -------     -------    --------     -------    --------
Net asset value, end of period                              $ 20.86       $ 19.20     $ 16.41    $  10.99     $ 15.19    $  16.16
                                                            =======       =======     =======    ========     =======    ========
Total return*                                                  8.64%        17.00%      49.32%     (27.65)%     (5.80)%    (35.48)%
Ratio of net expenses to average net assets+                   2.52%**       2.54%       2.66%       2.59%       2.62%       2.55%
Ratio of net investment income (loss) to average net
   assets+                                                     0.78%**      (0.37)%     (0.23)%     (0.54)%     (1.22)%     (1.54)%
Portfolio turnover rate                                          97%**        124%        169%         45%         77%         50%
Net assets, end of period (in thousands)                    $11,813       $12,632     $ 8,575    $  5,573     $ 8,992    $ 12,342
Ratios with no waiver of management fees and assumption
 of expenses by PIM and no reduction for fees paid
 indirectly:
 Net expenses                                                  3.07%**       3.42%       3.70%       3.78%       3.54%       2.90%
 Net investment income (loss)                                  0.23%**      (1.25)%     (1.27)%     (1.73)%     (2.14)%     (1.89)%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                  2.50%**       2.53%       2.65%       2.59%       2.62%       2.53%
 Net investment income (loss)                                  0.80%**      (0.36)%     (0.22)%     (0.54)%     (1.22)%     (1.52)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized
+    Ratios with no reduction for fees paid indirectly.


26  The accompanying notes are an integral part of these financial statements.

Pioneer International Equity Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                          Six Months
                                                         Ended 9/30/05  Year Ended  Year Ended  Year Ended  Year Ended  Year Ended
CLASS C                                                   (unaudited)     3/31/05     3/31/04     3/31/03     3/31/02    3/31/01
Net asset value, beginning of period                        $ 18.99       $ 16.21     $ 10.89    $  15.10     $ 16.14    $  26.69
                                                            -------       -------     -------    --------     -------    --------
Increase (decrease) from investment operations:
 Net investment income (loss)                               $  0.08       $ (0.04)    $ (0.07)   $  (0.04)    $ (0.24)      (0.39)
 Net realized and unrealized gain (loss) on investments
   and foreign currency transactions                           1.57          2.82        5.39       (4.17)      (0.77)      (8.88)
                                                            -------       -------     -------    --------     -------    --------
   Net increase (decrease) from investment operations       $  1.65       $  2.78     $  5.32    $  (4.21)    $ (1.01)   $  (9.27)
Distributions to shareowners:
 Net realized gain                                                -             -           -           -       (0.03)      (1.28)
                                                            -------       -------     -------    --------     -------    --------
Net increase (decrease) in net asset value                  $  1.65       $  2.78     $  5.32    $  (4.21)    $ (1.04)   $ (10.55)
                                                            -------       -------     -------    --------     -------    --------
Net asset value, end of period                              $ 20.64       $ 18.99     $ 16.21    $  10.89     $ 15.10    $  16.14
                                                            =======       =======     =======    ========     =======    ========
Total return*                                                  8.69%        17.15%      48.85%     (27.88)%     (6.24)%    (35.50)%
Ratio of net expenses to average net assets+                   2.46%**       2.45%       3.02%       2.98%       2.92%       2.62%
Ratio of net investment income (loss) to average net
   assets+                                                     0.81%**      (0.26)%     (0.64)%     (0.93)%     (1.53)%     (1.61)%
Portfolio turnover rate                                          97%**        124%        169%         45%         77%         50%
Net assets, end of period (in thousands)                    $ 8,819       $ 6,925     $ 3,652    $  1,788     $ 1,553    $  1,921
Ratios with no waiver of management fees and assumption
of expenses by PIM and no reduction for fees paid
indirectly:
 Net expenses                                                  2.90%**       3.30%       4.03%       4.15%       3.86%       2.97%
 Net investment income (loss)                                  0.37%**      (1.11)%     (1.65)%     (2.10)%     (2.47)%     (1.96)%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                  2.45%**       2.44%       3.02%       2.97%       2.91%       2.60%
 Net investment income (loss)                                  0.82%**      (0.25)%     (0.64)%     (0.92)%     (1.52)%     (1.59)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
** Annualized
+  Ratios with no reduction for fees paid indirectly.

  The accompanying notes are an integral part of these financial statements.  27

Pioneer International Equity Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                      Six Months
                                                    Ended 9/30/05   12/11/04 to
INVESTOR CLASS                                       (unaudited)      3/31/05
Net asset value, beginning of period                   $ 20.75        $ 19.70
                                                       -------        -------
Increase from investment operations:
  Net investment income                                $  0.21        $  0.08
  Net realized and unrealized gain on investments
   and foreign currency transactions                      1.71           0.97
                                                       -------        -------
     Net increase from investment operations           $  1.92        $  1.05
                                                       -------        -------
Net increase in net asset value                        $  1.92        $  1.05
                                                       -------        -------
Net asset value, end of period                         $ 22.67        $ 20.75
                                                       =======        =======
Total return*                                             9.25%          5.33%
Ratio of net expenses to average net assets+              1.41%**        1.12%**
Ratio of net investment income to average net
  assets+                                                 1.84%**        0.77%**
Portfolio turnover rate                                     97%**         124%
Net assets, end of period (in thousands)               $ 7,342        $10,656
Ratios with no waiver of management fees and
  assumption of expenses by PIM and no reduction
  for fees paid indirectly:
  Net expenses                                            1.92%**        1.71%**
  Net investment income                                   1.33%**        0.18%**
Ratios with waiver of management fees and
  assumption of expenses by PIM and reduction for
  fees paid indirectly:
  Net expenses                                            1.40%**        1.11%**
  Net investment income                                   1.85%**        0.78%**

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges.Total return would be reduced if sales charges were taken into account.
** Annualized.
+  Ratios with no reduction for fees paid indirectly.


28   The accompanying notes are an integral part of these financial statements.

Pioneer International Equity Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                      Six Months
                                                    Ended 9/30/05   8/11/04 (a) to
CLASS Y                                              (unaudited)       3/31/05
Net asset value, beginning of period                  $ 20.83         $ 17.40
                                                      -------         -------
Increase from investment operations:
  Net investment income                               $  0.15         $  0.06
  Net realized and unrealized gain on investments
   and foreign currency transactions                     1.83            3.37
                                                      -------         -------
     Net increase from investment operations          $  1.98         $  3.43
                                                      -------         -------
Net increase in net asset value                       $  1.98         $  3.43
                                                      -------         -------
Net asset value, end of period                        $ 22.81         $ 20.83
                                                      =======         =======
Total return*                                            9.51%          19.71%
Ratio of net expenses to average net assets+             0.97%**         0.87%**
Ratio of net investment income to average net
  assets+                                                2.07%**         1.20%**
Portfolio turnover rate                                    97%**          124%
Net assets, end of period (in thousands)              $30,861         $12,627
Ratios with no waiver of management fees and
  assumption of expenses by PIM and no reduction
  for fees paid indirectly:
  Net expenses                                           1.39%**         1.56%**
  Net investment income                                  1.65%**         0.51%**
Ratios with waiver of management fees and
  assumption of expenses by PIM and reduction for
  fees paid indirectly:
  Net expenses                                           0.97%**         0.87%**
  Net investment income                                  2.07%**         1.20%**

(a) Class Y shares were first publicly offered on August 11, 2004.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.


  The accompanying notes are an integral part of these financial statements.  29

Pioneer International Equity Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 9/30/05 (unaudited)
--------------------------------------------------------------------------------


1.  Organization and Significant Accounting Policies
Pioneer International Equity Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek long-term growth of capital.

The Fund offers five classes of shares - Class A, Class B, Class C, Investor Class and Class Y shares. Class Y shares were first publicly offered on August 11, 2004. Investor Class shares were first issued on December 10, 2004. The Fund is not offering additional Investor Class shares except in connection with the reinvestment of dividends on the Fund's outstanding Investor Class shares. Each class of shares represent an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B and Class C shareowners, respectively. There is no distribution plan for Class Y and Investor Class shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting years. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.  Security Valuation

    Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices.

Pioneer International Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. The Fund invests primarily in securities of non-U.S. issuers. The principal exchanges and markets for such securities have closing times prior to the close of the NYSE. However, the value of these securities may be influenced by changes in global markets occurring after the closing times of the local exchanges and markets up to the time the Fund determines its net asset value. Consequently, the Board of Trustees of the Fund has determined that the use of daily fair valuations as provided by a pricing service is appropriate for the Fund. The Fund may also take into consideration other significant events in determining the fair value of these securities. Thus, the Fund's securities valuations may differ from prices reported by the various local exchanges and markets. Temporary cash investments are valued at amortized cost.

    Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

    The Fund's investments in emerging markets or countries with limited or developing markets may subject the Fund to a greater degree of risk than investments in a developed market. Risks associated with these developing markets include political, social or economic factors and may affect the price of the Fund's investments and income generated by these investments, as well as the Fund's ability to repatriate such amounts.

B.  Foreign Currency Translation

    The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

Pioneer International Equity Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 9/30/05  (unaudited)                   (continued)
--------------------------------------------------------------------------------

    Net realized gains and losses on foreign currency transactions represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

C. Forward Foreign Currency Contracts

    The Fund enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. At September 30, 2005, the Fund had no outstanding portfolio hedges.

    The Fund's gross forward currency settlement contracts receivable and payable at September 30, 2005 were $476,408 and $479,404, respectively, resulting in a net payable of $2,996.

D.  Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

    In addition to the requirements of the Internal Revenue Code, the Fund may also be required to pay local taxes on the repatriation of certain foreign currencies and/or net realized capital gains in certain countries. During the six months ended September 30, 2005, the Fund paid no such taxes.

Pioneer International Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    In determining daily net asset value, the Fund estimates the reserve for such taxes, if any, associated with investments in certain countries. The estimated reserve for capital gains taxes, if any, is based on the net unrealized appreciation of certain portfolio securities, the holding periods of such securities and the related tax rates, tax loss carryforward (if applicable) and other such factors. As of September 30, 2005, the Fund had $12,251 in reserve related to capital gains. The estimated reserve for repatriation of foreign currencies is based on principal balances and/or unrealized appreciation of applicable securities, the holding period of such investments and the related tax rates and other such factors. As of September 30, 2005, the Fund had no reserve related to taxes on the repatriation of foreign currencies.

    The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

    The tax character of current year distributions paid will be determined at the end of the current fiscal year. There were no distributions paid during the year ended March 31, 2004.

    The following shows the components of distributable earnings on a federal income tax basis at March 31, 2005.

--------------------------------------------------------------------------------
                                                                         2005
--------------------------------------------------------------------------------
Undistributed ordinary income                                        $        -
Undistributed long-term gain                                            993,300
Post-October loss deferred                                               (9,144)
Unrealized appreciation                                               8,870,008
                                                                     ----------
  Total                                                              $9,854,164
                                                                     ==========
--------------------------------------------------------------------------------

    The difference between book-basis and tax-basis unrealized gain is attributable to the tax deferral of losses on wash sales and mark to market on forward foreign currency contracts.

Pioneer International Equity Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 9/30/05  (unaudited)                   (continued)
--------------------------------------------------------------------------------

E.  Fund Shares

    The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributors, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A (UniCredito Italiano) earned $8,970 in underwriting commissions on the sale of Class A shares during the six months ended September 30, 2005.

F.  Class Allocations

    Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively (see Note 4). Class Y and Investor Class shares are not subject to a distribution plan. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

    Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C, Investor Class and Class Y shares can bear different transfer agent and distribution fees.

G.  Repurchase Agreements

    With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

Pioneer International Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

H.  Security Lending

    The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The amount of collateral will be adjusted daily to reflect any price fluctuation in the value of loaned securities. The Fund has the right under the lending agreements to recover the securities from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund, which is sponsored by Brown Brothers Harriman & Co., the Fund's custodian.

2.  Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 1.00% of the Fund's average daily net assets up to $300 million; 0.85% of the next $200 million; and 0.75% of the excess over $500 million. Effective January 1, 2006, PIM has agreed to reduce its fee to 0.85% of the Fund's average daily net assets up to $500 million and 0.75% of the excess over $500 million.

PIM has agreed not to impose a portion of its management fee and to assume other operating expenses of the Fund to the extent necessary to limit Class A expenses to 1.75% of the average daily net assets attributable to Class A shares; the portion of the Fund-wide expenses attributable to Class B, Class C and Class Y shares will be reduced only to the extent that such expenses are reduced for Class A shares.

Effective December 1, 2004, PIM has agreed to further limit ordinary operating expenses to the extent required to reduce Fund expenses to 1.60%, 2.50% and 2.50% of the average daily net assets attributable to Class A, Class B and Class C shares, respectively. Class Y shares do not have an expense limitation. These expense limitations are in effect through August 1, 2008 for Class A shares and through August 1, 2006 for Class B and Class C shares. PIM expects to

Pioneer International Equity Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 9/30/05  (unaudited)                   (continued)
--------------------------------------------------------------------------------


continue its limitation of expenses unless the expense limit agreement with the Fund is terminated pursuant to the terms of the expense limit agreement. However, there can be no assurance that PIM will extend the expense limitation beyond August 1, 2008 for Class A shares and August 1, 2006 for Class B and Class C shares. The Fund may terminate the expense limitation agreement at any time; provided, however, that the Board of Trustees would not take such action unless it determined termination of the agreement be in the best interests of the Fund and its shareowners.

Through December 10, 2006, PIM has agreed not to impose all or a portion of its management fee and to assume other operating expenses (excluding taxes, commissions, interest and extraordinary expenses) of the Fund to the extent necessary to limit Investor Class expenses to 1.40% of the average daily net assets attributable to Investor Class shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At September 30, 2005, $3,782 was payable to PIM related to management fees, administrative costs and certain other services and is included in due to affiliates.

3.  Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $19,591 in transfer agent fees payable to PIMSS at September 30, 2005.

4.  Distribution Plans

The Fund adopted a Plan of Distribution for each class of shares (Class A Plan, Class B Plan and Class C Plan) in accordance with Rule 12b-1 under the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance

Pioneer International Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

services or distribution services with regard to Class B and Class C shares. Included in due to affiliates is $718 in distribution fees payable to PFD at September 30, 2005.

In addition, redemptions of each class of shares (except Class Y and Investor Class shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within one year of purchase. Effective December 1, 2004 Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased prior to December 1, 2004, remain subject to the CDSC in effect at the time those shares were purchased. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSC are paid to PFD. For the six months ended September 30, 2005, CDSCs of $9,969 were paid to PFD.

The Fund charges a 2.0% redemption fee on each class of shares sold within 30 days of purchase. For Class A shares this fee became effective November 1, 2003, while for Class B and C shares this fee became effective July 1, 2004. The fee does not apply to certain types of transactions as described in the Fund's prospectus. For the six months ended September 30, 2005, the Fund collected $4,743 in redemption fees, which are included in the Fund's capital account.

5.  Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended September 30, 2005, the Fund's expenses were reduced by $3,672 under such arrangements.

6.  Line of Credit Facility

The Fund, along with certain other Funds in the Pioneer Family of Funds (the "Funds"), collectively participate in a $50 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $50 million or the limits set by its prospectus for borrowings. Interest on collective borrowings is payable at the Federal Funds Rate plus 1/2% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is

Pioneer International Equity Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 9/30/05  (unaudited)                   (continued)
--------------------------------------------------------------------------------

allocated among such Funds based on their respective borrowing limits. For the six months ended September 30, 2005, the Fund had no borrowings under this agreement.

7.  Merger Information

On December 8, 2004, beneficial owners of Safeco International Stock Fund (one of a series that comprised Safeco Common Stock Trust), approved a proposed Agreement and Plan of Reorganization that provided for the merger listed below. This tax-free reorganization was accomplished on December 10, 2004, by exchanging all of Safeco's net assets for Investor Class shares of the Fund, based on the Fund's Class A shares' ending net asset value. The following charts show the details of the reorganization as of that closing date ("Closing Date"):

---------------------------------------------------------------------------------------------
                            Pioneer                  Safeco                   Pioneer
                         International            International            International
                          Equity Fund              Stock Fund               Equity Fund
                     (Pre-Reorganization)     (Pre-Reorganization)     (Post-Reorganization)
---------------------------------------------------------------------------------------------
Net Assets               $44,880,278              $19,043,436              $63,923,714
Shares Out-
standing                   2,324,813                1,678,949                3,291,485
Investor Class
Shares Issued                                                                  966,672
---------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------
                                                  Unrealized               Accumulated
                                                 Appreciation                 Gain
                                                  on Closing               On Closing
                                                     Date                     Date
---------------------------------------------------------------------------------------------
Safeco International Stock
Fund                                              $6,383,650               $4,692,286
---------------------------------------------------------------------------------------------

Pioneer International Equity Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------


Trustees
John F. Cogan, Jr., Chairman
David R. Bock
Mary K. Bush
Margaret B.W. Graham
Osbert M. Hood
Marguerite A. Piret
Stephen K. West
John Winthrop


Officers
John F. Cogan, Jr., President
Osbert M. Hood, Executive
 Vice President
Vincent Nave, Treasurer
Dorothy E. Bourassa, Secretary


Investment Adviser
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP


Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.




Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 6-month period ended August 31, 2004 is publicly available to shareowners at www.pioneerfunds.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           This page for your notes.

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                           This page for your notes.

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                           This page for your notes.

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                           This page for your notes.

--------------------------------------------------------------------------------
THE PIONEER FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------

Please consider a fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your advisor, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.


U.S. Equity
Pioneer AmPac Growth Fund(1)
Pioneer Classic Balanced Fund
Pioneer Balanced Fund
Pioneer Cullen Value Fund
Pioneer Equity Income Fund
Pioneer Equity Opportunity Fund
Pioneer Focused Equity Fund
Pioneer Fund
Pioneer Growth Opportunities Fund
Pioneer Growth Shares
Pioneer Mid Cap Growth Fund
Pioneer Mid Cap Value Fund
Pioneer Oak Ridge Large Cap Growth Fund
Pioneer Oak Ridge Small Cap Growth Fund**
Pioneer Small and Mid Cap Growth Fund(2)
Pioneer Growth Leaders Fund(3)
Pioneer Real Estate Shares
Pioneer Research Fund
Pioneer Small Cap Value Fund
Pioneer Small Company Fund
Pioneer Value Fund

Asset Allocation
Pioneer Ibbotson Aggressive Allocation Fund
Pioneer Ibbotson Conservative Allocation Fund
Pioneer Ibbotson Growth Allocation Fund
Pioneer Ibbotson Moderate Allocation Fund

International/Global Equity
Pioneer Emerging Markets Fund
Pioneer Europe Select Equity Fund
Pioneer International Core Equity Fund
Pioneer International Equity Fund
Pioneer International Value Fund

Fixed Income
Pioneer America Income Trust
Pioneer Bond Fund
Pioneer California Tax Free Income Fund
Pioneer Florida Tax Free Income Fund
Pioneer Global High Yield Fund
Pioneer Government Income Fund
Pioneer High Yield Fund
Pioneer Municipal Bond Fund
Pioneer Short Term Income Fund
Pioneer Strategic Income Fund
Pioneer Tax Free Income Fund
Pioneer Treasury Reserves Fund

Money Market
Pioneer Cash Reserves Fund*
Pioneer Tax Free Money Market Fund


1  Formerly Pioneer Papp America-Pacific Rim Fund
2  Formerly Pioneer Papp Small and Mid Cap Growth Fund
3  Formerly Pioneer Papp Stock Fund
* An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
** Effective May 26, 2005, Pioneer Oak Ridge Small Cap Growth Fund is generally closed to new investors. Purchases in the Fund will be limited to existing investors.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                        ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)

Visit our web site:                                         www.pioneerfunds.com


Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Please read it carefully.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.



N/A


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

N/A

The Fund's independent auditor, Ernst &
Young LLP ("E&Y"), has advised the Audit
Committee of the Fund's Board of Trustees that E&Ys Spanish affiliate (E&Y Spain) performed certain non-audit work for Pioneer Global
Investments Limited ("PGIL"), an affiliate of the Funds investment adviser. The services involved the receipt and disbursement of monies transferred to E&Y Spain by PGIL in payment of individual payroll and related income tax withholdings due on returns prepared by E&Y Spain for certain PGIL employees located in Spain from February 2001 to October 2005. E&Y became auditors of the Fund in May 2002. These payroll and tax services were discontinued in November 2005. The annual fee received by E&Y Spain for all such services totaled approximately 9,000 Euro per year. E&Y has informed the Audit Committee that based on its internal reviews and the de minimus nature of the services provided and fees received, E&Y does not believe its independence with respect to the Fund has been impaired or that it is disqualified from acting as independent auditors to the Fund.


ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer International Equity Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date  November 29, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date November 29, 2005


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date November 29, 2005

* Print the name and title of each signing officer under his or her signature.